INCOME TAXES - Tax Credits and Other Tax Benefits (Details) - Basque Country in Spain and Luxembourg $ in Millions	Dec. 31, 2024 USD ($)
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Recognized	$ 105
Unrecognized	357
Total	462
2025
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Recognized	0
Unrecognized	1
Total	1
2026
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Recognized	0
Unrecognized	1
Total	1
2027
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Recognized	0
Unrecognized	1
Total	1
2028
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Recognized	0
Unrecognized	1
Total	1
2029
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Recognized	0
Unrecognized	1
Total	1
2030 - 2045
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Recognized	105
Unrecognized	352
Total	$ 457